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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10589

                          Oppenheimer Real Estate Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                      Date of reporting period: 07/31/2009

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ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Real Estate Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

                                                        Shares         Value
                                                      ----------   ------------
COMMON STOCKS--95.3%
FINANCIALS--95.3%
REAL ESTATE INVESTMENT TRUSTS--95.3%
Acadia Realty Trust                                      330,819   $  4,532,220
Alexandria Real Estate Equities, Inc.                     39,800      1,516,778
AMB Property Corp.                                       185,100      3,666,831
American Campus Communities, Inc.                        389,699      8,935,798
Avalonbay Communities, Inc.                              160,798      9,358,444
BioMed Realty Trust, Inc.                                161,200      1,882,816
Boston Properties, Inc.                                  354,642     18,760,562
Brandywine Realty Trust                                  454,300      3,716,174
BRE Properties, Inc., Cl. A                              188,502      4,473,152
Camden Property Trust                                    227,500      6,713,525
CBL & Associates Properties, Inc.                        977,357      5,805,501
Corporate Office Properties Trust                        114,873      3,895,343
DiamondRock Hospitality Co.                              235,300      1,590,628
Digital Realty Trust, Inc.                               245,100      9,938,805
Duke Realty Corp.                                        492,900      4,677,621
EastGroup Properties, Inc.                               121,200      4,208,064
Education Realty Trust, Inc.                             240,000      1,164,000
Equity Residential                                       578,750     13,890,000
Essex Property Trust, Inc.                                38,200      2,483,382
Federal Realty Investment Trust                          101,900      5,813,395
HCP, Inc.                                                698,602     17,995,988
Health Care REIT, Inc.                                   291,927     11,694,596
Highwoods Properties, Inc.                               324,300      8,305,323
Hospitality Properties Trust                             201,200      3,176,948
Host Hotels & Resorts, Inc.                              822,420      7,467,574
Kilroy Realty Corp.                                       70,000      1,652,000
Kimco Realty Corp.                                     1,801,945     17,731,139
LaSalle Hotel Properties                                 160,218      2,388,850
Liberty Property Trust                                   452,900     12,577,033
Macerich Co. (The)                                       450,783      8,866,902
Mack-Cali Realty Corp.                                   307,750      8,589,303
Nationwide Health Properties, Inc.                       327,363      9,500,074
Plum Creek Timber Co., Inc.                              367,597     11,498,434
ProLogis                                                 821,416      7,220,247
Public Storage                                           275,273     19,976,562
Rayonier, Inc.                                           193,300      7,536,767
Regency Centers Corp.                                    174,300      5,591,544
Simon Property Group, Inc.                               704,367     39,247,329
SL Green Realty Corp.                                    171,303      4,416,191
Sunstone Hotel Investors, Inc.                           196,500      1,092,540
Tanger Factory Outlet Centers, Inc.                      103,914      3,693,104
Ventas, Inc.                                             455,582     16,082,045
Vornado Realty Trust                                     327,160     16,691,701
                                                                   ------------
Total Common Stocks (Cost $345,064,951)                             360,015,233


                        1 | Oppenheimer Real Estate Fund

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Oppenheimer Real Estate Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

                                                        Shares         Value
                                                      ----------   ------------
INVESTMENT COMPANY--3.9%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.42%(1,2) (Cost $14,506,231)                      14,506,231    $ 14,506,231
TOTAL INVESTMENTS, AT VALUE (COST $359,571,182)             99.2%    374,521,464
Other Assets Net of Liabilities                              0.8       3,150,874
                                                      ----------    ------------
Net Assets                                                 100.0%   $377,672,338

Footnotes to Statement of Investments

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES                                SHARES
                                                     APRIL 30,      GROSS        GROSS      JULY 31,
                                                        2009      ADDITIONS   REDUCTIONS      2009
                                                     ---------   ----------   ----------   ----------
Oppenheimer Institutional Money Market Fund, Cl. E   9,769,703   74,571,005   69,834,477   14,506,231

                                                        VALUE       INCOME
                                                     -----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $14,506,231   $12,338

(2.) Rate shown is the 7-day yield as of July 31, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:


                        2 | Oppenheimer Real Estate Fund

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Oppenheimer Real Estate Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

                                         LEVEL 2--
                           LEVEL 1--       OTHER        LEVEL 3--
                          UNADJUSTED    SIGNIFICANT    SIGNIFICANT
                            QUOTED       OBSERVABLE   UNOBSERVABLE
                            PRICES         INPUTS        INPUTS          VALUE
                         ------------   -----------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Financials            $360,015,233       $--            $--       $360,015,233
Investment Company         14,506,231        --             --         14,506,231
                         ------------       ---            ---       ------------
Total Assets             $374,521,464       $--            $--       $374,521,464
                         ------------       ---            ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which


                        3 | Oppenheimer Real Estate Fund

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Oppenheimer Real Estate Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign


                        4 | Oppenheimer Real Estate Fund

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Oppenheimer Real Estate Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $424,686,907
                                 ============
Gross unrealized appreciation    $ 36,278,721
Gross unrealized depreciation     (86,444,164)
                                 ------------
Net unrealized depreciation      $(50,165,443)
                                 ============


                        5 | Oppenheimer Real Estate Fund
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ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Real Estate Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 09/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 09/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 09/11/2009